4. INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
Jun. 30, 2014
Increase in valuation allowance	$ 174,000
Operating loss carryforwards expiration dates	Operating loss expires at various dates from 2015 through 2033 and loss from Hong Kong operations will be carry forward indefinitely.
Federal
Operating loss carryforwards	6,600,000
State
Operating loss carryforwards	2,100,000
Hong Kong operations
Operating loss carryforwards	$ 2,171,000